February 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Amendment to the Metropolitan Series Fund, Inc. Registration Statement (File Nos. 2-80751 and 811-3618)

Ladies and Gentlemen:

On behalf of the Metropolitan Series Fund, Inc. (the “Fund”), MetLife Advisers, LLC (“MLA”) hereby files pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 51 (the “Amendment”) to the Fund’s registration statement under the 1933 Act and Amendment No. 53 to the Fund’s registration statement under the Investment Company Act of 1940 for the purpose of making material and non-material changes.

The Fund is used as an underlying investment vehicle by a large number of variable annuity and variable life products within the MetLife enterprise. These variable insurance products have a huge customer base. Accordingly, due to the large volume of prospectuses to be printed, we begin working with our product development group, our many subadvisers, and fund counsel to draft the 485(a) amendment as early as possible. This early filing is designed to ensure that we are able to review comments from the staff (the “Staff”) of the Division of Investment Management and to incorporate them in time for final preparation of printing the Fund’s prospectuses.

In order to assure that we can consider all comments of the Staff, we respectfully request that the Staff perform a limited review of the Amendment and communicate any comments on the prospectus by March 12, 2009. The prospectus has a much earlier deadline than the SAI because the prospectus must be professionally printed in large quantities. We would be happy to receive comments on the SAI in a separate communication.

To help make this possible, we will be happy to send the examiner correspondence via EDGAR describing substantive changes that the Staff has not previously reviewed. At the same time, we could also send the examiner courtesy copies of the prospectus and SAI via e-mail.

Thank you in advance to you and others on the Staff for your help in meeting our schedule. Please call me at any time at (617) 578-4036 if you have any questions or comments.

Very truly yours,

/s/ Michael Lawlor
Michael Lawlor

cc:	John M. Loder

Jeremy Smith